OBLIGATION UNDER FINANCE LEASE - Schedule of Future Minimum Lease Payments for FinanceLeases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Leased Assets
Present value of minimum lease payments	$ 124,550	$ 122,779
Methane Princess Lease
Operating Leased Assets
2021	8,949
2022	9,288
2023	9,634
2024	10,008
2025 and thereafter	150,090
Total minimum lease payments	187,969
Less: Imputed interest	(63,419)
Present value of minimum lease payments	$ 124,550